LONG-TERM DEBT, NET (2011 Credit Facilities) - Additional Information (Detail)				12 Months Ended
	Jun. 29, 2015 USD ($)	Jun. 29, 2015 HKD	Jun. 30, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2015 HKD	Jun. 29, 2015 HKD	Dec. 31, 2014 HKD	Jun. 30, 2011 HKD	Sep. 05, 2007 USD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings				$ 3,962,705,000		$ 3,902,781,000
Loss on extinguishment of debt				$ 481,000		0		$ 50,935,000
City of Dreams Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity													$ 1,750,000,000
City of Dreams Project Facility [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity													1,500,000,000
City of Dreams Project Facility [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity													$ 250,000,000
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,203,362,000									HKD 9,362,160,000
Maturity date				Jun. 30, 2016	Jun. 30, 2016
Net assets restricted from distribution						3,559,000,000
Loan commitment fees recognized				$ 1,385,000		2,808,000		$ 2,453,000
Total outstanding borrowings	352,987,000					417,166,000				HKD 2,746,233,600	HKD 3,245,548,800
Voluntary repayments	$ 352,987,000	HKD 2,746,233,600
Loss on extinguishment of debt				481,000
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			1.75%
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			2.75%
2011 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 802,241,000									HKD 6,241,440,000
Amount drawn down as of the date						802,241,000					6,241,440,000
Scheduled amortization payments				64,179,000	HKD 499,315,200	256,717,000	HKD 1,997,260,800
2011 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 401,121,000									HKD 3,120,720,000
Amount drawn down as of the date				$ 0		0			HKD 0		0
Amount available for future drawdown						$ 401,121,000					HKD 3,120,720,000